Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of detailed information about general and administrative expenses and business development expense [Table Text Block]
	2019	2018
	$	$
Amounts invoiced to associates as a reduction of:
General and administrative expenses	973	1,409
Business development expenses	2,371	3,749
Total amounts invoiced to associates	3,344	5,158